United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Six months ended 12/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2012
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.1%
Health Care	13.8%
Media — Non-Cable	6.3%
Food & Beverage	6.1%
Automotive	5.9%
Consumer Products	5.6%
Gaming	5.2%
Restaurants	4.8%
Retailers	4.8%
Industrial — Other	3.6%
Entertainment	3.5%
Other[2]	20.0%
Cash Equivalents[3]	7.2%
Other Assets and Liabilities — Net[4]	(3.9)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount or Shares		Value
	Floating Rate Loans—95.9%
	Aerospace/Defense—0.5%
$980,000	Transdigm Group, Inc., Term Loan - Institutional, 4.000%, 2/14/2017	$987,129
	Automotive—5.9%
1,500,000	Autoparts Holdings, Term Loan - Institutional, 10.500%, 1/29/2018	1,425,000
1,970,000	Chrysler Group LLC, Term Loan - Institutional, 6.000%, 5/24/2017	2,014,601
1,444,555	Remy International, Term Loan - Institutional, 6.250%, 12/17/2016	1,457,794
1,000,000	Schaeffler AG, Term Loan - Institutional, 6.000%, 1/27/2017	1,013,440
650,550	Schrader International, Inc., Term Loan - Institutional, 6.250%, 4/10/2018	660,309
845,700	Schrader International, Inc., Term Loan - Institutional, 6.250%, 4/27/2018	858,385
1,985,000	TI Group Auto Systems, Term Loan - Institutional, 6.750%, 3/19/2018	2,004,850
1,470,000	United Components, Inc., Term Loan - Institutional, 5.500%, 7/26/2017	1,483,781
	TOTAL	10,918,160
	Building Materials—2.1%
1,990,000	Grohe Holding GMBH, 6.750%, 5/16/2017	2,009,074
397,594	Nortek, Inc., Term Loan - Institutional, 5.252%, 4/26/2017	400,741
1,491,253	Roofing Supply Group, Term Loan - Institutional, 5.000%, 5/31/2019	1,504,302
	TOTAL	3,914,117
	Chemicals—1.7%
736,965	Ashland, Inc., Term Loan - Institutional, 3.750%, 8/23/2018	746,036
672,338	Hexion Specialty Chemicals, Inc., Term Loan - Institutional, 4.000%, 5/5/2015	675,283
287,928	Hexion Specialty Chemicals, Inc., Term Loan - Institutional, 4.063%, 5/5/2015	289,190
1,470,000	Omnova Solutions, Inc., Term Loan - Institutional, 5.500%, 5/31/2017	1,488,375
	TOTAL	3,198,884
	Consumer Products—5.6%
2,000,000	AOT Bedding Super Holdings LLC, Term Loan - Institutional, 6.000%, 8/29/2019	2,006,460
1,495,463	Freedom Group, Inc., Term Loan - Institutional, 5.500%, 4/2/2019	1,482,378
700,758	Prestige Brands Holdings, Inc., Term Loan - Institutional, 5.250%, 12/20/2018	709,885
1,492,500	ServiceMaster Co., Term Loan - Institutional, 4.460%, 1/31/2017	1,499,030
500,000	Spectrum Brands Holdings, Inc., Term Loan - Institutional, 4.500%, 12/17/2019	505,820
885,597	SRAM Corp., Term Loan - Institutional, 4.781%, 6/7/2018	887,811
500,000	SRAM Corp., Term Loan - Institutional, 8.500%, 12/7/2018	508,750
1,848,471	Visant Corp., Term Loan - Institutional, 5.250%, 12/22/2016	1,684,419
926,250	Wolverine World Wide, Inc., Term Loan - Institutional, 4.000%, 7/31/2019	934,934
	TOTAL	10,219,487
	Energy—0.5%
1,000,000	EP Energy LLC., Term Loan - Institutional, 4.500%, 4/23/2019	1,004,820
	Entertainment—3.5%
1,415,889	Cedar Fair LP, Term Loan - Institutional, 4.000%, 12/15/2017	1,431,966
2,000,000	Cinemark USA, Inc., Term Loan - Institutional, 3.210%, 12/3/2019	2,004,590
1,967,462	Regal Cinemas, Inc., Term Loan - Institutional, 3.242%, 8/23/2017	1,980,113
1,015,443	Six Flags Theme Parks, Term Loan - Institutional, 4.000%, 11/23/2018	1,021,516
	TOTAL	6,438,185
	Financial Institutions—2.5%
500,000	Delos Aircraft, Inc., Term Loan - Institutional, 4.750%, 3/17/2016	505,000
2,000,000	Nuveen Investments, Term Loan - Institutional, 5.811%, 5/13/2017	2,012,190
2,000,000	TCW Group, Term Loan - Institutional, 4.000%, 12/20/2019	2,005,000
	TOTAL	4,522,190
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Food & Beverage—6.1%
$61,707	Aramark Corp., Revolver - Institutional, 3.558%, 7/26/2016	$61,910
938,293	Aramark Corp., Term Loan - Institutional, 3.460%, 7/26/2016	941,389
1,000,000	Aramark Corp., Term Loan - Institutional, 3.560%, 7/26/2016	1,003,300
495,000	B&G Foods, Inc., Term Loan - Institutional, 4.000%, 11/30/2018	498,250
1,469,849	Dean Foods Co., Term Loan - Institutional, Series B, 5.500%, 4/2/2017	1,470,312
1,917,519	Del Monte Foods Co., Term Loan - Institutional, 4.500%, 3/8/2018	1,923,808
1,365,796	Michael Foods, Inc., Term Loan - Institutional, 4.250%, 2/25/2018	1,375,753
1,987,487	Pinnacle Foods Finance LLC, 4.750%, 9/16/2018	2,006,995
1,965,000	U.S. Foodservice, Inc., Term Loan - Institutional, 5.750%, 5/11/2017	1,971,760
	TOTAL	11,253,477
	Gaming—5.2%
1,488,750	Affinity Gaming LLC, Term Loan - Institutional, 5.500%, 5/31/2019	1,506,429
980,436	Ameristar Casinos, Inc., Term Loan - Institutional, 4.000%, 4/14/2018	988,667
1,000,000	Caesars Entertainment, Inc., Term Loan - Institutional, 4.460%, 1/28/2018	867,380
1,497,500	Cannery Casino Resorts LLC, Term Loan - Institutional, 6.000%, 9/12/2018	1,504,359
578,572	Global Cash Access LLC, Term Loan - Institutional, 7.000%, 3/1/2016	583,634
1,000,000	MGM Resorts International, Term Loan - Institutional, 4.250%, 12/6/2019	1,011,625
1,988,728	Penn National Gaming, Inc., Term Loan - Institutional, 3.750%, 7/14/2018	1,997,896
992,500	Pinnacle Entertainment, Inc., Term Loan - Institutional, 4.000%, 3/5/2019	1,002,425
	TOTAL	9,462,415
	Health Care—13.8%
498,750	Alkermes, Inc., Term Loan - Institutional, 4.500%, 9/5/2019	504,361
1,990,000	Bausch & Lomb, Inc., Term Loan - Institutional, 5.250%, 4/17/2019	2,010,079
1,461,835	Biomet, Inc., Term Loan - Institutional, 4.008%, 7/25/2017	1,472,798
1,963,926	Carestream Health Inc., Term Loan - Institutional, 5.000%, 2/25/2017	1,960,244
892,157	DJO Finance LLC, Term Loan - Institutional, 5.212%, 11/1/2016	897,492
585,575	DJO Finance LLC, Term Loan - Institutional, 6.250%, 9/15/2017	590,210
1,000,000	DaVita HealthCare Partners, Inc., Term Loan - Institutional, 4.000%, 8/1/2019	1,008,435
1,214,913	Emergency Medical Services Corp., Term Loan - Institutional, 5.250%, 5/25/2018	1,226,406
1,483,803	Grifols, Inc., Term Loan - Institutional, 4.500%, 6/4/2017	1,499,976
2,000,000	HCA, Inc., Term Loan - Institutional, 3.561%, 3/31/2017	2,008,430
1,478,712	HCR Manor Care, Inc., Term Loan - Institutional, 5.000%, 4/6/2018	1,404,777
1,496,250	Hologic, Inc., Term Loan - Institutional, 4.500%, 4/29/2019	1,516,015
1,473,750	Iasis Healthcare, Term Loan - Institutional, 5.000%, 5/3/2018	1,480,198
1,200,890	Multiplan, Inc., Term Loan - Institutional, 4.750%, 8/18/2017	1,211,398
990,000	Pharmaceutical Product Development, Inc., Term Loan - Institutional, 6.250%, 10/10/2018	1,007,503
997,500	Radnet, Inc., Term Loan - Institutional, 5.505%, 9/18/2018	1,001,555
496,250	United Surgical Partners International, Inc., Term Loan - Institutional, 5.250%, 4/3/2017	498,731
992,513	United Surgical Partners International, Inc., Term Loan - Institutional, 6.000%, 3/2/2019	1,002,438
1,465,366	Vanguard Health Systems, Term Loan - Institutional, 5.000%, 1/29/2016	1,483,075
1,485,700	VWR Funding, Inc., Term Loan - Institutional, 4.462%, 4/3/2017	1,493,597
	TOTAL	25,277,718
	Industrial - Other—3.6%
1,496,250	Generac Power Systems, Term Loan - Institutional, 6.250%, 5/30/2018	1,534,277
2,000,000	Mirror Bidco/Dematic, Term Loan - Institutional, 5.250%, 11/30/2019	2,007,500
997,500	Rexnord LLC, Term Loan - Institutional, 4.500%, 4/2/2018	1,007,370
1,000,000	Silver II Borrower Sarl, Term Loan - Institutional, 5.000%, 11/20/2019	1,011,250
1,000,000	WESCO International, Inc., Term Loan - Institutional, 4.500%, 10/17/2019	1,007,085
	TOTAL	6,567,482
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Media - Cable—2.9%
$1,488,750	Cequel Communications Holdings, Term Loan - Institutional, 4.000%, 1/31/2019	$1,498,643
758,153	Charter Communications, Inc., Term Loan - Institutional, 3.470%, 9/6/2016	763,032
992,500	Charter Communications, Inc., Term Loan - Institutional, 4.000%, 3/28/2019	1,002,797
2,000,000	Kabel Deutschland Vertrieb und, Term Loan - Institutional, 4.250%, 2/1/2019	2,020,000
	TOTAL	5,284,472
	Media - Non-Cable—6.3%
1,352,500	Crown Media Holdings, Inc., Term Loan - Institutional, 5.750%, 7/14/2018	1,359,262
1,500,000	Cumulus Media, Inc., Term Loan - Institutional, 4.500%, 9/16/2018	1,508,205
1,463,333	Entercom Communication Corp., Term Loan - Institutional, 5.000%, 11/7/2018	1,477,740
1,213,763	Hubbard Radio, Term Loan - Institutional, 5.250%, 4/29/2017	1,228,177
1,481,250	Intelsat Jackson Holdings S.A., Term Loan - Institutional, 4.500%, 4/2/2018	1,496,374
58,112	Lamar Media Corp., Term Loan - Institutional, 4.000%, 12/31/2016	58,644
1,461,260	Nielsen Finance LLC/Nielsen Finance Co., Term Loan - Institutional, 3.963%, 5/1/2016	1,469,998
1,500,000	SGS International, Inc., Term Loan - Institutional, 5.000%, 10/17/2019	1,503,750
1,408,551	SymphonyIRI Group, Inc., Term Loan - Institutional, 5.003%, 12/1/2017	1,413,241
	TOTAL	11,515,391
	Packaging & Containers—1.9%
1,000,000	Bway Holding Co., Term Loan - Institutional, 4.500%, 8/31/2017	1,009,625
1,995,000	Reynolds Group, Term Loan - Institutional, 4.750%, 9/14/2018	2,020,945
493,750	Sealed Air Corp., Term Loan - Institutional, 4.000%, 11/30/2019	501,685
	TOTAL	3,532,255
	Restaurants—4.0%
1,262,113	DineEquity, Inc., Term Loan - Institutional, 4.250%, 10/19/2017	1,274,640
1,940,590	Dunkin' Brands, Inc., Term Loan - Institutional, 4.000%, 11/23/2017	1,958,890
1,481,668	NPC International, Inc., Term Loan - Institutional, 4.500%, 12/28/2018	1,497,099
500,000	OSI Restaurant Partners, Inc., Term Loan - Institutional, 4.800%, 10/5/2019	505,760
1,995,000	Wendy's International, Inc., Term Loan - Institutional, 4.750%, 4/3/2019	2,019,938
	TOTAL	7,256,327
	Retailers—4.8%
1,985,013	Academy Sports, Term Loan - Institutional, 4.750%, 8/3/2018	2,001,141
1,928,803	Jo-Ann Stores, Inc., Term Loan - Institutional, 4.750%, 3/18/2018	1,939,257
2,000,000	Neiman-Marcus Group, Inc., Term Loan - Institutional, 4.750%, 5/16/2018	2,005,920
1,470,000	PETCO Animal Supplies, Inc., Term Loan - Institutional, 4.500%, 11/24/2017	1,483,392
1,353,879	The Yankee Candle Co., Inc., Term Loan - Institutional, 5.250%, 3/2/2019	1,370,173
	TOTAL	8,799,883
	Services—2.7%
1,000,000	ADS Waste Holdings, Term Loan - Institutional, 5.250%, 9/11/2019	1,013,750
1,000,000	Garda Security Group, Inc., Term Loan - Institutional, 4.500%, 9/28/2019	1,009,690
1,477,500	KAR Auction Services, Inc., Term Loan - Institutional, 5.000%, 5/19/2017	1,494,860
1,491,248	Monitronics International, Inc., Term Loan - Institutional, 5.500%, 3/6/2018	1,509,262
	TOTAL	5,027,562
	Technology—17.1%
1,485,028	Blackboard, Inc., Term Loan - Institutional, 6.250%, 10/22/2018	1,488,436
1,804,284	CDW Corp., Term Loan - Institutional, 4.000%, 7/15/2017	1,800,676
982,500	CommScope, Inc., Term Loan - Institutional, 4.250%, 1/14/2018	990,070
500,000	Compucom System, Inc., Term Loan - Institutional, 10.250%, 9/19/2019	500,625
1,500,000	Compucom System, Inc., Term Loan - Institutional, 6.500%, 9/19/2018	1,510,312
969,244	DataTel, Inc., Term Loan - Institutional, 6.250%, 6/5/2018	983,056
1,970,000	Eagle Parent, Inc., Term Loan - Institutional, 5.000%, 5/16/2018	1,983,130
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Floating Rate Loans—continued
		Technology—continued
$712,851		First Data Corp., Term Loan - Institutional, 5.211%, 3/24/2017	$701,933
1,988,655		Freescale Semiconductor, Inc., Term Loan - Institutional, 4.464%, 12/1/2016	1,951,009
1,500,000		Hyland Software, Inc., Term Loan - Institutional, 5.500%, 10/2/2019	1,506,330
1,433,462		Interactive Data Corp., Term Loan - Institutional, 4.500%, 2/11/2018	1,443,309
1,500,000		Kronos, Inc., Term Loan - Institutional, 5.500%, 10/9/2019	1,519,928
1,995,000		Lawson Software, Inc., Term Loan - Institutional, 5.250%, 9/5/2018	2,016,905
1,995,000		Misys PLC, Term Loan - Institutional, 7.250%, 12/12/2018	2,019,110
997,528		Mmodal, Inc., Term Loan - Institutional, 6.750%, 7/2/2019	962,615
496,250		NXP BV/NXP Funding LLC, Term Loan - Institutional, 5.250%, 2/16/2019	500,778
987,500		NXP BV/NXP Funding LLC, Term Loan - Institutional, 5.500%, 3/6/2017	1,008,949
1,491,250		Rocket Software, Term Loan - Institutional, 5.750%, 2/8/2018	1,500,943
1,000,000		RP Crown Parent LLC, Term Loan - Institutional, 6.000%, 11/1/2018	1,001,375
1,500,000		SERENA Software, Inc., Term Loan - Institutional, 5.000%, 3/10/2016	1,509,848
495,610		SkillSoft Corp., Term Loan - Institutional, 5.000%, 5/26/2017	501,186
1,000,000		Spansion, Inc., Term Loan - Institutional, 5.250%, 11/27/2018	1,007,815
85,580		SS&C Technologies Holdings, Inc., Term Loan - Institutional, 5.000%, 3/14/2019	86,917
827,276		SS&C Technologies, Inc., Term Loan - Institutional, 5.000%, 5/30/2019	840,202
995,000		Syniverse Holdings, Inc., Term Loan - Institutional, 5.000%, 4/30/2019	1,005,263
971,974		Trans Union LLC, Term Loan - Institutional, 5.500%, 2/10/2018	987,360
		TOTAL	31,328,080
		Transportation—1.1%
1,971,218		Hertz Corp., Term Loan - Institutional, 3.750%, 3/11/2018	1,980,256
		Utility - Electric—0.5%
985,000		NRG Energy, Inc., Term Loan - Institutional, 4.000%, 7/1/2018	997,253
		Utility - Natural Gas—1.1%
2,000,000		Energy Transfer Equity LP, Term Loan - Institutional, 3.750%, 2/16/2017	2,017,750
		Wireless Communications—1.1%
1,951,863		MetroPCS Wireless, Inc., Term Loan - Institutional, 4.071%, 11/3/2016	1,964,062
		Wireline Communications—1.4%
1,500,000		Level 3 Financing, Inc., Term Loan - Institutional, 4.750%, 8/1/2019	1,510,785
995,000		Windstream Corp., Term Loan - Institutional, 4.000%, 8/8/2019	1,003,711
		TOTAL	2,514,496
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $173,834,016)	175,981,851
		Corporate Bond—0.8%
		Restaurant—0.8%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014 (IDENTIFIED COST $1,565,063)	1,396,500
		MUTUAL FUND—7.2%
13,217,526	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	13,217,526
		TOTAL INVESTMENTS—103.9% (IDENTIFIED COST $188,616,605)[5]	190,595,877
		OTHER ASSETS AND LIABILITIES - NET—(3.9)%[6]	(7,111,844)
		TOTAL NET ASSETS—100%	$183,484,033
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, this restricted security amounted to $1,396,500, which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, this liquid restricted security amounted to $1,396,500, which represented 0.8% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	The cost of investments for federal tax purposes amounts to $188,388,542.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$175,981,851	$—	$175,981,851
Corporate Bond	—	1,396,500	—	1,396,500
Mutual Fund	13,217,526	—	—	13,217,526
TOTAL SECURITIES	$13,217,526	$177,378,351	$—	$190,595,877
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2012	Year Ended 6/30/2012	Period Ended 6/30/2011[1]
Net Asset Value, Beginning of Period	$10.06	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.25	0.51[2]	0.32
Net realized and unrealized gain (loss) on investments	0.16	(0.00)[3]	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.32)
Distributions from net realized gain on investments	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.25)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.22	$10.06	$10.09
Total Return[4]	4.12%	5.16%	4.12%
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.15%	0.15%[5]
Net investment income	4.96%[5]	5.11%	4.50%[5]
Expense waiver/reimbursement[6]	0.04%[5]	0.18%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$183,484	$153,500	$126,674
Portfolio turnover	22%	41%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2012 (unaudited)
Assets:
Total investment in securities, at value including $13,217,526 of investment in an affiliated holding (Note 5) (identified cost $188,616,605)		$190,595,877
Cash		699,753
Income receivable		843,157
Receivable for investments sold		1,143,079
Receivable for shares sold		500,000
TOTAL ASSETS		193,781,866
Liabilities:
Payable for investments purchased	$9,973,750
Income distribution payable	304,023
Payable to adviser (Note 5)	983
Accrued expenses	19,077
TOTAL LIABILITIES		10,297,833
Net assets for 17,961,093 shares outstanding		$183,484,033
Net Assets Consist of:
Paid-in capital		$181,079,253
Net unrealized appreciation of investments		1,979,272
Accumulated net realized gain on investments		364,142
Undistributed net investment income		61,366
TOTAL NET ASSETS		$183,484,033
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$183,484,033 ÷ 17,961,093 shares outstanding, no par value, unlimited shares authorized		$10.22
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2012 (unaudited)
Investment Income:
Interest			$4,415,748
Dividends received from an affiliated holding (Note 5)			8,424
TOTAL INCOME			4,424,172
Expenses:
Administrative fee (Note 5)		$25,480
Custodian fees		10,412
Transfer and dividend disbursing agent fees and expenses		7,053
Directors'/Trustees' fees		995
Auditing fees		15,142
Legal fees		3,978
Portfolio accounting fees		97,823
Printing and postage		3,984
Insurance premiums		2,043
Miscellaneous		151
TOTAL EXPENSES		167,061
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(25,480)
Reimbursement of other operating expenses	(7,703)
TOTAL WAIVER AND REIMBURSEMENT		(33,183)
Net expenses			133,878
Net investment income			4,290,294
Realized and Unrealized Gain on Investments:
Net realized gain on investments			279,777
Net change in unrealized depreciation of investments			2,253,512
Net realized and unrealized gain on investments			2,533,289
Change in net assets resulting from operations			$6,823,583
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2012	Year Ended 6/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,290,294	$6,470,477
Net realized gain (loss) on investments	279,777	(343,382)
Net change in unrealized appreciation/depreciation of investments	2,253,512	(314,486)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,823,583	5,812,609
Distributions to Shareholders:
Distributions from net investment income	(4,241,247)	(6,184,502)
Distributions from net realized gain on investments	—	(554,373)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,241,247)	(6,738,875)
Share Transactions:
Proceeds from sale of shares	34,605,501	49,733,250
Net asset value of shares issued to shareholders in payment of distributions declared	2,499,455	4,687,865
Cost of shares redeemed	(9,703,680)	(26,668,450)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,401,276	27,752,665
Change in net assets	29,983,612	26,826,399
Net Assets:
Beginning of period	153,500,421	126,674,022
End of period (including undistributed net investment income of $61,366 and $12,319, respectively)	$183,484,033	$153,500,421
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2012 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2012	Year Ended 6/30/2012
Shares sold	3,408,980	4,932,959
Shares issued to shareholders in payment of distributions declared	245,575	470,117
Shares redeemed	(953,858)	(2,692,630)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,700,697	2,710,446
4. FEDERAL TAX INFORMATION
At December 31, 2012, the cost of investments for federal tax purposes was $188,388,542. The net unrealized appreciation of investments for federal tax purposes was $2,207,335. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,673,629 and net unrealized depreciation from investments for those securities having an excess of cost over value of $466,294.
At June 30, 2012, the Fund had a capital loss carryforward of $102,587 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$83,650	$18,937	$102,587
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended December 31, 2012, the Adviser voluntarily reimbursed $7,703 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2012, FAS waived its entire fee of $25,480.
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended December 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2012	4,591,038
Purchases/Additions	59,472,094
Sales/Reductions	50,845,606
Balance of Shares Held 12/31/2012	13,217,526
Value	$13,217,526
Dividend Income	$8,424
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2012, were as follows:
Purchases	$60,805,231
Sales	$36,264,123
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the six months ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the six months ended December 31, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,041.20	$0.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$0.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Semi-Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 13, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013